INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Income taxes paid (refund) [abstract]
Net loss before tax and comprehensive loss	$ (4,612,286)	$ (998,225)	$ (115,989)
Statutory tax rate	27.00%	26.92%	26.00%
Expected income tax (recovery)	$ (1,245,317)	$ (268,689)	$ (30,157)
Non-deductible items	61,781	43,592	0
Goodwill impairment	186,864	0	0
Change in estimates	(214,745)	0	0
Change in deferred tax assets not recognized	965,938	213,774	30,157
Income tax expense (recovery)	$ (245,479)	$ (11,323)	$ 0